RELATED PARTY TRANSACTIONS (Details) - Disclosure of balances and transactions between members of the Lloyds Bank Group - Balances and transactions between members of the Lloyds Bank Group [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Assets, included within:
Derivative financial instruments	£ 8,546	£ 7,385
Financial assets at fair value through profit or loss		8
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	200,696	152,592
	209,242	159,985
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	105,075	71,696
Financial liabilities at fair value through profit or loss	43	142
Derivative financial instruments	7,102	6,335
Debt securities in issue		124
Subordinated liabilities		58
	£ 112,220	£ 78,355